Allocation of Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 6,747	$ 6,095	$ 5,728
Allowance for loan losses, percentage of total	100.00%	100.00%
Commercial Non Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 895	$ 713
Allowance for loan losses, percentage of total	17.10%	15.30%
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 3,018	$ 3,355
Allowance for loan losses, percentage of total	58.40%	57.90%
Consumer Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1,477	$ 1,852
Allowance for loan losses, percentage of total	21.90%	24.20%
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 141	$ 175
Allowance for loan losses, percentage of total	2.50%	2.60%
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1,216	$ 0
Allowance for loan losses, percentage of total	0.10%	0.00%